UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 24-F
                        Annual Notice of Securities Sold
                             Persuant to Rule 24f-2

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1.  Name and address of issuer:

     MAXUS EQUITY FUND
     28601 CHAGRIN BLVD
     CLEVELAND, OH  44122

2.  Name of each series or class of funds for which this notice is filed:

     SHARES OF BENEFICIAL INTEREST

3.  Investment Company Act File Number:   811-5865

    Securities Act File Number:   33-300003

4.  Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

     Number of shares - 971,171
     Aggregate sale price - $14,894,261
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of shares - 971,171
     Aggregate sale price - $14,894,261

11. Number and aggregate sale price of securities  issued during the fiscal year
    in  connection  with  dividend   reinvestment   plans,  if  applicable  (see
    instruction B.7):

     N/A

12. Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from item 10):                              $14,894,261
                                                                 ---------------
     (ii)   Aggregate price of shares issued in connection
            with a dividend reinvestment plans (from Item 11,
            if applicable):                                                + -0-
                                                                 ---------------

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                - 11,393,387
                                                                 ---------------

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24e-2 (if applicable):                   + -0-
                                                                 ---------------
     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 [line
            (i), plus line (iii), plus line (iv)] (if applicable):    3,500,874
                                                                 ---------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                      x  1/3300
                                                                 ---------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                           $ 1,060.87
                                                                 ---------------

Instruction: Issuers  should  complete lines (ii), (iii),  (vi), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES
    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  ___________________________
                             Richard A. Barone, Chairman

  Date   February  1997
         --------------
                    *Please print the name and title of the
                    signing officer below the the signature.

                              OFFICERS CERTIFICATE

         Richard A. Barone, Chairman of Maxus Equity Fund, hereby certifies:

         WHEREAS, in connection with the filing by Maxus Equity Fund (the "Fund") of its Rule 24f-2 Notice with the Securities and Exchange commission in respect of the sale by the Fund of its shares of beneficial interest during the 1996 fiscal year (the "Shares"), the Fund is required to submit an opinion of counsel to the effect that, among other things, the Shares were fully paid; and

         WHEREAS, the Fund has requested Benesch, Friedlander, Coplan & Aronoff LLP ("Counsel") to provide such opinion; and WHEREAS, since such opinion depends upon facts not within the knowledge of Counsel, the undersigned is willing to certify such facts to Counsel to enable Counsel to render such opinion, it being understood that Counsel will rely upon such Certificate in rendering such opinion.

         NOW, THEREFORE, the undersigned, Richard A. Barone, Chairman of the Fund, hereby certifies that full cash consideration for all the Shares was received by the Fund at the time of their issuance in the amount of the then net asset value for those shares, as provided in the Fund's Registration Statement.

         IN WITNESS WHEREOF, the undersigned has executed this Officer's Certificate this ____ day of February, 1997.



                                           -------------------------------------
                                           Richard A. Barone, Chairman